Income taxes - Income (Loss) Before Taxes (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	CAD 226,040	CAD 129,510
Canadian operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	(3,269)	29
U.S. operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	CAD 229,309	CAD 129,481